Acquisition of Fiberblaze (Schedule of Aggregate Cash Flows Derived as Result of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2014
Business Acquisition [Line Items]
Purchase price paid in cash, net	$ 10,048
Fiberblaze [Member]
Business Acquisition [Line Items]
Cash and cash equivalents paid				10,161
Cash and cash equivalents of the subsidiary				(113)
Purchase price paid in cash, net				$ 10,048